Financial income and expenses - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Detailed Finance (Income) Costs Explanatory [line items]
Interest income on financial assets held at amortised costs	$ 12	$ 8	$ 4
Finance income relating to assets held at fair value through profit or loss	10	0	0
Interest income on other financial assets	1	2	0
IHG Rewards club loyalty programme [member]
Disclosure Of Detailed Finance (Income) Costs Explanatory [line items]
Interest payable to IHG rewards club	$ 15	$ 1	$ 3